UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
JANUARY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.8%
	Shares	Value
AIRPORT SERVICES — 6.1%
Aeroports de Paris (France)	5,230	$590,399
Flughafen Zuerich (Switzerland)	1,010	593,757
Fraport Frankfurt Airport Services Worldwide (Germany)	6,840	506,185
Sydney Airport (Australia)	183,980	634,381

		2,324,722

COMMUNICATIONS — 7.4%
American Tower, Cl A	14,350	1,160,628
SBA Communications, Cl A *	10,960	1,016,540
SES (Luxembourg)	20,870	670,334

		2,847,502

ELECTRIC UTILITIES — 16.4%
Chubu Electric Power (Japan) *	55,000	657,825
EDP - Energias de Portugal (Portugal)	177,150	665,641
Electricite de France (France)	23,060	784,373
Enel (Italy)	177,860	812,718
ITC Holdings	5,400	558,900
NextEra Energy	9,570	879,770
Northeast Utilities	12,910	565,458
Power Assets Holdings (Hong Kong)	42,000	315,387
Red Electrica (Spain)	6,900	483,079
Terna Rete Elettrica Nazionale (Italy)	116,230	564,651

		6,287,802

GAS UTILITIES — 5.6%
China Gas Holdings (Hong Kong)	251,000	351,099
ONEOK	13,720	939,683
Snam (Italy)	154,660	848,966

		2,139,748

HIGHWAYS — 14.7%
Atlantia (Italy)	39,400	898,051
Ferrovial (Spain)	45,330	871,507
Transurban Group (Australia)	185,800	1,123,587
Vinci (France)	36,930	2,418,916
Zhejiang Expressway, Cl H (China)	381,300	342,806

		5,654,867

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDEPENDENT POWER PRODUCERS & ENERGY — 2.1%
Pattern Energy Group, Cl A	15,500	$432,295
Renewables Infrastructure Group (United Kingdom) *	229,210	382,450

		814,745

MARINE PORTS & SERVICES — 0.9%
COSCO Pacific (Hong Kong)	259,300	331,648

MULTI-UTILITIES — 9.2%
Ameren	9,300	351,912
American Electric Power	12,600	615,006
CMS Energy	19,380	538,570
Dominion Resources	14,180	962,964
National Grid PLC (United Kingdom)	45,270	587,168
NiSource	14,300	491,491

		3,547,111

OIL & GAS STORAGE & TRANSPORTATION — 16.7%
Access Midstream Partners LP [1]	7,090	397,395
Energy Transfer Equity [1]	9,600	400,512
Enterprise Products Partners LP [1]	8,980	596,092
Inter Pipeline (China)	16,100	400,422
Keyera (Canada)	9,600	568,889
MarkWest Energy Partners LP [1]	6,640	466,062
Pembina Pipeline (Canada)	16,600	569,803
Plains All American Pipeline LP [1]	18,970	957,795
SemGroup, Cl A	5,700	352,032
Spectra Energy	14,920	536,374
Sunoco Logistics Partners [1]	6,400	502,912
Targa Resources	3,400	306,986
Valero Energy Partners [1]	10,500	373,275

		6,428,549

RAILROADS — 16.0%
Central Japan Railway (Japan)	5,900	653,695
CSX	21,440	576,950
East Japan Railway (Japan)	33,400	2,494,948
Genesee & Wyoming, Cl A *	7,900	713,686
Union Pacific	9,840	1,714,522

		6,153,801

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares/Number of Rights	Value
WATER UTILITIES — 3.7%
American Water Works	19,920	$847,994
Suez Environnement (France)	32,030	573,900

		1,421,894

TOTAL COMMON STOCK (Cost $34,865,194)		37,952,389

RIGHTS — 0.0%
Power Assets Holdings *	10,500	—

(Cost $–)		—

TOTAL INVESTMENTS— 98.8% (Cost $34,865,194) @		$37,952,389

Percentages are based on Net Assets of $38,399,573.

(1)	Securities considered Master Limited Partnership. At January 31, 2014, these securities amounted to $3,694,043 or 9.6% of net assets.
*	Non-income producing security.

CL — Class

LP — Limited Partnership

PLC — Public Limited Company

As of January 31, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended January 31, 2014, there were no transfers between levels and there were no Level 3 securities.

@ At January 31, 2014, the tax basis cost of the Fund’s investments was $34,865,194, and the unrealized appreciation and depreciation were $3,594,412 and $(507,217), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

CCS-QH-002-0200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2014